Schedule of Future Estimated Amortization Expenses for Intangible Assets (Details)	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 19,803,965
2022	19,209,117
2023	17,460,073
2024	11,397,870
Thereafter	3,610,810
Intangible assets, net	$ 71,481,835